intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base [1]	Software [1]	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
Balance as at January 1, 2022		$3,028	$6,723	$437	$275	$10,463	$12,185	$22,648	$7,634	$30,282
Additions		—	151	4	866	1,021	—	1,021	—	1,021
Additions arising from business acquisitions	(c)	1,335	381	46	16	1,778	—	1,778	1,794	3,572
Assets under construction put into service		—	622	—	(622)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	66	(358)	1	—	(291)	30	(261)	—	(261)
Net foreign exchange differences		60	3	10	—	73	—	73	67	140
Balance as at December 31, 2022		4,489	7,522	498	535	13,044	12,215	25,259	9,495	34,754
Additions		—	119	5	857	981	29	1,010	—	1,010
Additions arising from business acquisitions	(b)	866	—	131	—	997	—	997	975	1,972
Assets under construction put into service		—	845	17	(862)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	47	(570)	(63)	—	(586)	6	(580)	—	(580)
Net foreign exchange differences		(42)	(1)	(6)	—	(49)	—	(49)	(48)	(97)
Balance as at December 31, 2023		$5,360	$7,915	$582	$530	$14,387	$12,250	$26,637	$10,422	$37,059
ACCUMULATED AMORTIZATION
Balance as at January 1, 2022		$712	$4,279	$172	$—	$5,163	$—	$5,163	$364	$5,527
Amortization		357	802	67	—	1,226	—	1,226	—	1,226
Dispositions, retirements and other		—	(370)	(16)	—	(386)	—	(386)	—	(386)
Net foreign exchange differences		13	2	2	—	17	—	17	—	17
Balance as at December 31, 2022		1,082	4,713	225	—	6,020	—	6,020	364	6,384
Amortization		473	995	87	—	1,555	—	1,555	—	1,555
Dispositions, retirements and other		(18)	(571)	(64)	—	(653)	—	(653)	—	(653)
Net foreign exchange differences		(4)	(1)	(1)	—	(6)	—	(6)	—	(6)
Balance as at December 31, 2023		$1,533	$5,136	$247	$—	$6,916	$—	$6,916	$364	$7,280
NET BOOK VALUE
Balance as at December 31, 2022		$3,407	$2,809	$273	$535	$7,024	$12,215	$19,239	$9,131	$28,370
Balance as at December 31, 2023		$3,827	$2,779	$335	$530	$7,471	$12,250	$19,721	$10,058	$29,779

1	The amounts for customer relationships, software and goodwill arising from business acquisitions for the year ended December 31, 2022, have been adjusted as set out in (c).
2	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

		Individually
		immaterial
(millions)	WillowTree [1]	transactions [1]	Total
Assets
Current assets
Cash	$7	$6	$13
Accounts receivable [2]	84	14	98
Other	3	2	5
	94	22	116
Non-current assets
Property, plant and equipment
Owned assets	20	32	52
Right-of-use lease assets	27	1	28
Intangible assets subject to amortization [3]	947	50	997
	994	83	1,077
Total identifiable assets acquired	1,088	105	1,193
Liabilities
Current liabilities
Short-term borrowings	—	2	2
Accounts payable and accrued liabilities	50	17	67
Income and other taxes payable	4	1	5
Advance billings and customer deposits	5	2	7
Current maturities of long-term debt	126	1	127
	185	23	208
Non-current liabilities
Long-term debt	22	28	50
Deferred income taxes	94	8	102
	116	36	152
Total liabilities assumed	301	59	360
Net identifiable assets acquired	787	46	833
Goodwill	819	156	975
Net assets acquired	$1,606	$202	$1,808
Acquisition effected by way of:
Cash consideration	$1,169	$133	$1,302
Accounts payable and accrued liabilities	—	1	1
Provisions	266	45	311
Issue of TELUS Corporation Common Shares [4]	—	23	23
Issue of shares by a subsidiary to a non-controlling interest [5]	171	—	171
	$1,606	$202	$1,808

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

2

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimate at the acquisition date of the contractual cash flows expected to be collected.

3

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 15 years, and other intangible assets are expected to be amortized over a period of 4-10 years.

4	The fair value of TELUS Corporation Common Shares was measured based upon market prices observed at the date of acquisition of control.
5	The fair value of the TELUS International (Cda) Inc. subordinate voting shares was measured based upon market prices observed at the date of acquisition of control.

Summary of pro forma supplemental information

Year ended December 31, 2023 (millions except per share amounts)	As reported [1]	Pro forma [2]
Operating revenues and other income	$20,116	$20,154
Net income	$867	$872
Net income per Common Share
Basic	$0.58	$0.58
Diluted	$0.58	$0.58

1

Operating revenues and other income and net income (loss) for the year ended December 31, 2023, include $231 and $(127), respectively, in respect of WillowTree. Inclusive of intersegment revenues, WillowTree operating revenues and other income for the year ended December 31, 2023, were $254.

2

Pro forma amounts for the year ended December 31, 2023, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

As at December 31 (millions)	2023	2022
Intangible assets with indefinite lives
TELUS technology solutions	$12,250	$12,215
Goodwill
TELUS technology solutions	7,296	7,137
Digitally-led customer experiences – TELUS International	2,762	1,994
	10,058	9,131
	$22,308	$21,346